ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
Schedule of accounts payable and accrued charges and provisions

	2022	2021
Trade and accruals	$502.6	$448.2
Salaries and employee benefits	72.1	67.8
Interest payable	42.9	42.7
Provisions and other	11.9	9.7
	$629.5	$568.4